Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares		Jun. 30, 2020	Dec. 31, 2019
Preferred stock, value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		50,000,000	50,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Ordinary Shares
Common stock, value	[1]	$ 0.0001	$ 0.0001
Common stock, shares authorized	[1]	300,000,000	300,000,000
Common stock, shares issued	[1]	7,647,962	3,140,388
Common stock, shares outstanding	[1]	7,647,962	3,140,388
Class B Ordinary Shares
Common stock, value	[1]	$ 0.0001	$ 0.0001
Common stock, shares authorized	[1]	150,000,000	150,000,000
Common stock, shares issued	[1]	9,751,214	3,949,993
Common stock, shares outstanding	[1]	9,751,214	3,949,993

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.